Consolidated Balance Sheets (Parenthetical) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Current liabilities of consolidated VIEs, excluding inter-company amounts, without recourse to the Company | ¥	¥ 498,254	¥ 537,320
Non-current liabilities of consolidated VIEs, excluding inter-company amounts, without recourse to the Company | ¥	¥ 43,220	¥ 61,197
Treasury stock, shares	5,807,088	5,807,088
Variable Interest Entity | Nonrecourse
Current liabilities of consolidated VIEs, excluding inter-company amounts, without recourse to the Company | ¥	¥ 222,449	¥ 228,861
Non-current liabilities of consolidated VIEs, excluding inter-company amounts, without recourse to the Company | ¥	¥ 10,289	¥ 17,305
Class A ordinary shares
Ordinary shares, authorized	680,000,000	680,000,000
Ordinary shares, issued	264,998,965	264,998,965
Ordinary shares, outstanding	259,191,877	259,191,877
Treasury stock, shares	5,807,088
Class B ordinary shares
Ordinary shares, authorized	320,000,000	320,000,000
Ordinary shares, issued	317,325,360	317,325,360
Ordinary shares, outstanding	317,325,360	317,325,360